Offerings	Jun. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, C3.ai, Inc. 2020 Equity Incentive Plan
Amount Registered | shares	9,375,694
Proposed Maximum Offering Price per Unit	23.70
Maximum Aggregate Offering Price	$ 222,203,947.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,019.43
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock of C3.ai, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock, as applicable.
2.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange (“NYSE”) on June 13, 2025.
3.Represents an automatic annual increase on May 1, 2025 in the number of shares reserved for future issuance pursuant to the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) in an amount equal to 7% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on April 30, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, C3.ai, Inc. 2020 Employee Stock Purchase Plan
Amount Registered | shares	1,339,384
Proposed Maximum Offering Price per Unit	20.15
Maximum Aggregate Offering Price	$ 26,988,587.6
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,131.96
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock of C3.ai, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock, as applicable. Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the NYSE on June 13, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Registrant’s Employee Stock Purchase Plan (the “2020 ESPP”).5.Represents an automatic annual increase on May 1, 2025 in the number of shares reserved for future issuance pursuant to the 2020 ESPP in an amount equal to 1% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on April 30, 2025.